GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
Schedule of Goodwill
As of January 1, 2011	$2,026

Foreign currency translation adjustments	(56)

As of December 31, 2011	1,970

Foreign currency translation adjustments	44

As of December 31, 2012	$2,014